N-2 - $ / shares	Sep. 29, 2022	Jun. 30, 2022
Cover [Abstract]
Entity Central Index Key	0001322435
Amendment Flag	false
Document Type	N-CSRS/A
Entity Registrant Name	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund's primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.
Common Shares
General Description of Registrant [Abstract]
Latest NAV		$ 8.69
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Held [Shares]		109,460,437